JPMorgan Active Value ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.5%
Aerospace & Defense — 2.0%
General Dynamics Corp.	44,471	13,439,136
Northrop Grumman Corp.	10,914	5,763,356
RTX Corp.	86,755	10,511,236
TransDigm Group, Inc.	2,105	3,004,109
		32,717,837
Air Freight & Logistics — 1.2%
FedEx Corp.	31,056	8,499,406
United Parcel Service, Inc., Class B	90,116	12,286,415
		20,785,821
Automobile Components — 0.2%
Gentex Corp.	132,166	3,924,008
Banks — 8.5%
Bank of America Corp.	884,740	35,106,483
Citigroup, Inc.	226,731	14,193,361
Fifth Third Bancorp	244,454	10,472,409
First Citizens BancShares, Inc., Class A	4,987	9,180,818
M&T Bank Corp.	46,814	8,338,510
PNC Financial Services Group, Inc. (The)	47,212	8,727,138
Truist Financial Corp.	375,006	16,039,007
US Bancorp	53,040	2,425,519
Wells Fargo & Co.	667,560	37,710,464
		142,193,709
Beverages — 0.3%
PepsiCo, Inc.	33,490	5,694,974
Biotechnology — 3.9%
AbbVie, Inc.	161,877	31,967,470
Biogen, Inc. *	23,164	4,490,110
BioMarin Pharmaceutical, Inc. *	41,722	2,932,639
Neurocrine Biosciences, Inc. *	16,943	1,952,173
Regeneron Pharmaceuticals, Inc. *	12,900	13,560,996
Vertex Pharmaceuticals, Inc. *	22,142	10,297,801
		65,201,189
Broadline Retail — 0.4%
Amazon.com, Inc. *	39,138	7,292,583
Building Products — 2.8%
Carrier Global Corp.	391,273	31,493,564
Masco Corp.	57,014	4,785,755
Owens Corning	32,583	5,751,551
Trane Technologies plc	11,643	4,525,983
		46,556,853
Capital Markets — 4.3%
Ares Management Corp.	43,204	6,732,911
BlackRock, Inc.	9,878	9,379,260
Blackstone, Inc.	52,723	8,073,473

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	220,331	14,279,652
CME Group, Inc.	33,176	7,320,284
Goldman Sachs Group, Inc. (The)	7,763	3,843,539
Intercontinental Exchange, Inc.	10,897	1,750,494
Jefferies Financial Group, Inc.	38,179	2,349,918
Morgan Stanley	129,884	13,539,108
Northern Trust Corp.	62,648	5,640,200
		72,908,839
Chemicals — 1.9%
Air Products and Chemicals, Inc.	46,372	13,806,799
Axalta Coating Systems Ltd. *	335,196	12,130,743
Chemours Co. (The)	233,475	4,744,212
FMC Corp.	25,702	1,694,790
		32,376,544
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	21,313	4,280,503
Construction Materials — 0.6%
Vulcan Materials Co.	39,679	9,936,812
Consumer Finance — 0.9%
American Express Co.	44,218	11,991,922
Capital One Financial Corp.	22,137	3,314,573
		15,306,495
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	94,263	7,774,812
Performance Food Group Co. *	183,790	14,403,622
Walmart, Inc.	268,177	21,655,293
		43,833,727
Containers & Packaging — 1.0%
Ball Corp.	50,067	3,400,050
Graphic Packaging Holding Co.	199,934	5,916,047
International Paper Co.	76,451	3,734,631
Silgan Holdings, Inc.	83,051	4,360,178
		17,410,906
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	57,165	2,567,280
Electric Utilities — 1.9%
Entergy Corp.	21,876	2,879,100
NextEra Energy, Inc.	188,958	15,972,620
Xcel Energy, Inc.	209,281	13,666,049
		32,517,769
Electrical Equipment — 2.2%
Eaton Corp. plc	38,401	12,727,628
Emerson Electric Co.	122,735	13,423,527

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
GE Vernova, Inc. *	18,900	4,819,122
Regal Rexnord Corp.	31,764	5,269,012
		36,239,289
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	168,390	7,602,808
Entertainment — 0.6%
Live Nation Entertainment, Inc. *	51,227	5,608,844
Walt Disney Co. (The)	37,428	3,600,200
Warner Music Group Corp., Class A	1	31
		9,209,075
Financial Services — 6.0%
Affirm Holdings, Inc. *	39,320	1,605,042
Berkshire Hathaway, Inc., Class B *	90,397	41,606,123
Block, Inc. *	239,489	16,076,897
Corpay, Inc. *	36,303	11,354,126
Fidelity National Information Services, Inc.	68,798	5,761,833
Fiserv, Inc. *	116,719	20,968,568
MGIC Investment Corp.	156,351	4,002,586
		101,375,175
Food Products — 2.1%
Archer-Daniels-Midland Co.	61,674	3,684,405
Hershey Co. (The)	27,263	5,228,498
Lamb Weston Holdings, Inc.	142,427	9,220,724
Mondelez International, Inc., Class A	242,874	17,892,527
		36,026,154
Ground Transportation — 2.2%
CSX Corp.	705,020	24,344,341
Uber Technologies, Inc. *	34,728	2,610,156
Union Pacific Corp.	35,667	8,791,202
XPO, Inc. *	14,664	1,576,527
		37,322,226
Health Care Equipment & Supplies — 1.4%
Becton Dickinson & Co.	21,317	5,139,529
Boston Scientific Corp. *	105,773	8,863,777
Medtronic plc	75,221	6,772,147
Zimmer Biomet Holdings, Inc.	22,651	2,445,175
		23,220,628
Health Care Providers & Services — 5.9%
Cardinal Health, Inc.	140,080	15,481,642
Cigna Group (The)	21,393	7,411,391
CVS Health Corp.	281,869	17,723,923
Humana, Inc.	22,121	7,006,606
Labcorp Holdings, Inc.	26,132	5,839,979

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc.	68,346	39,960,539
Universal Health Services, Inc., Class B	21,732	4,976,845
		98,400,925
Health Care REITs — 0.8%
Ventas, Inc.	198,452	12,726,727
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	198,020	3,485,152
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	1,195	5,033,484
Carnival Corp. *	287,532	5,313,591
McDonald's Corp.	83,367	25,386,085
		35,733,160
Household Durables — 1.0%
Mohawk Industries, Inc. *	43,367	6,968,210
Toll Brothers, Inc.	63,698	9,840,704
		16,808,914
Household Products — 0.6%
Procter & Gamble Co. (The)	58,595	10,148,654
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	435,299	8,732,098
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	55,853	11,545,374
Industrial REITs — 0.2%
Lineage, Inc.	6,768	530,476
Prologis, Inc.	19,049	2,405,508
		2,935,984
Insurance — 2.4%
Chubb Ltd.	32,775	9,451,982
Hartford Financial Services Group, Inc. (The)	75,285	8,854,269
Marsh & McLennan Cos., Inc.	21,851	4,874,740
MetLife, Inc.	186,230	15,360,250
Oscar Health, Inc., Class A *	113,155	2,400,018
		40,941,259
Interactive Media & Services — 0.8%
Alphabet, Inc., Class C	32,621	5,453,905
Meta Platforms, Inc., Class A	14,388	8,236,267
		13,690,172
IT Services — 0.5%
Globant SA *	12,631	2,502,706
International Business Machines Corp.	23,901	5,284,033
		7,786,739
Leisure Products — 0.1%
Brunswick Corp.	22,302	1,869,354

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	5,455	3,374,299
Machinery — 1.7%
Deere & Co.	14,827	6,187,752
Dover Corp.	64,552	12,377,200
Middleby Corp. (The) *	12,067	1,678,882
Parker-Hannifin Corp.	14,127	8,925,721
		29,169,555
Media — 1.1%
Charter Communications, Inc., Class A *	10,692	3,465,064
Comcast Corp., Class A	344,012	14,369,381
		17,834,445
Metals & Mining — 0.5%
Alcoa Corp.	64,001	2,469,159
Freeport-McMoRan, Inc.	119,081	5,944,523
		8,413,682
Multi-Utilities — 1.9%
CMS Energy Corp.	146,347	10,336,489
Dominion Energy, Inc.	118,379	6,841,122
NiSource, Inc.	129,995	4,504,327
Public Service Enterprise Group, Inc.	104,766	9,346,175
		31,028,113
Office REITs — 0.2%
Vornado Realty Trust	94,574	3,726,216
Oil, Gas & Consumable Fuels — 6.5%
Chevron Corp.	254,458	37,474,030
ConocoPhillips	172,291	18,138,796
EOG Resources, Inc.	87,997	10,817,471
EQT Corp.	156,853	5,747,094
Exxon Mobil Corp.	322,567	37,811,304
		109,988,695
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	86,514	4,394,046
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	498,075	25,770,400
Elanco Animal Health, Inc. *	274,288	4,029,291
Eli Lilly & Co.	4,851	4,297,695
Johnson & Johnson	107,560	17,431,174
Merck & Co., Inc.	39,693	4,507,537
Pfizer, Inc.	114,250	3,306,395
		59,342,492
Real Estate Management & Development — 0.2%
Zillow Group, Inc., Class C *	51,560	3,292,106

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — 0.9%
AvalonBay Communities, Inc.	12,299	2,770,350
Equity LifeStyle Properties, Inc.	172,802	12,327,694
		15,098,044
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc. *	38,579	6,330,042
Analog Devices, Inc.	64,252	14,788,883
First Solar, Inc. *	13,912	3,470,209
Microchip Technology, Inc.	70,420	5,654,022
Micron Technology, Inc.	50,387	5,225,636
NXP Semiconductors NV (China)	35,649	8,556,116
Texas Instruments, Inc.	69,919	14,443,168
		58,468,076
Software — 1.4%
Aspen Technology, Inc. *	10,540	2,517,163
Microsoft Corp.	27,484	11,826,365
Oracle Corp.	28,398	4,839,019
Salesforce, Inc.	15,077	4,126,726
		23,309,273
Specialized REITs — 2.4%
Digital Realty Trust, Inc.	76,683	12,409,610
Equinix, Inc.	12,562	11,150,408
Outfront Media, Inc.	181,736	3,340,308
SBA Communications Corp.	54,830	13,197,581
		40,097,907
Specialty Retail — 4.0%
AutoZone, Inc. *	2,607	8,212,155
Home Depot, Inc. (The)	30,456	12,340,771
Lowe's Cos., Inc.	83,032	22,489,217
O'Reilly Automotive, Inc. *	5,230	6,022,868
TJX Cos., Inc. (The)	100,285	11,787,499
Ulta Beauty, Inc. *	15,718	6,116,188
		66,968,698
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	290,463	5,942,873
Seagate Technology Holdings plc	97,237	10,650,369
Western Digital Corp. *	205,433	14,029,019
		30,622,261
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. *	57,771	2,451,801
Kontoor Brands, Inc.	30,132	2,464,195
Tapestry, Inc.	114,517	5,380,009
		10,296,005
Tobacco — 1.8%
Philip Morris International, Inc.	251,440	30,524,816

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	19,156	3,953,032
Total Common Stocks (Cost $1,422,582,770)		1,621,207,477
Short-Term Investments — 3.2%
Investment Companies — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $54,050,965)	54,050,965	54,050,965
Total Investments — 99.7% (Cost $1,476,633,735)		1,675,258,442
Other Assets Less Liabilities — 0.3%		5,807,261
NET ASSETS — 100.0%		1,681,065,703

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,675,258,442	$—	$—	$1,675,258,442

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91%	$—	$539,920	$539,920	$—	$—	$—	—	$306	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	545,974	414,700	960,674	—	—	—	—	2,629	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	40,756,464	21,290,503	7,996,002	—	—	54,050,965	54,050,965	680,767	—
Total	$41,302,438	$22,245,123	$9,496,596	$—	$—	$54,050,965		$683,702	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.